Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	CAPSTONE SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 3, 2013
Prospectus Date	rr_ProspectusDate	Aug 27, 2013
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEKX
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEECX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRDFX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCECX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGIDX
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGISX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTKX
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTCX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEACX
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAKX

Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund
STEWARD LARGE CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class
Investment Objective:
To provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Large Cap Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

Annual Fund Operating Expenses Steward Large Cap Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.51%	0.41%
Total annual Fund operating expenses	0.91%	0.56%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Large Cap Enhanced Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	93	290	504	1,120
Institutional Class	57	179	313	701

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund's portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark.* The Fund's benchmark index is a widely recognized broad-based large cap index, as designated by the Fund's Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  The Fund's investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indexes that are subcomponents of the benchmark: a large cap growth index and a large cap value index.  Under normal circumstances, the Fund will invest at least 80% of its assets in securities of large cap companies.* Large cap companies are defined by the market capitalization range of the Fund's benchmark index from time to time. For the Fund's current benchmark index, this market capitalization range, as of July 26, 2013 is $2.728 billion to $424.702 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of it total assets in securities on non-U.S. issuers not included in the benchmark index and not more than 2% of its securities in companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager's evaluation of the relative performance of growth versus value securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in a effort to realign the portfolio with its benchmark plus the relevant weightings at the time of the subcomponent indexes.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

The Fund may invest up to 5% of its total assets in securities of non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's estimate of the intrinsic value of “value” stocks may not be realized.  Its “growth” stocks may not pay dividends that could cushion prices in a market decline.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Calendar Year Total Returns table shows performance year by year since the Fund's inception (Institutional Class is shown; returns for Individual Class will be different.)  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward Large Cap Enhanced Index Fund Year-by-year total return as of 12/31 of each year (%) Institutional Class Shares

Best Quarter: 2nd Quarter, 2009 20.86% Worst Quarter: 4th Quarter, 2008 -24.07% Year-To-Date Return:2nd Quarter, 2013 15.40%

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; returns for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Steward Large Cap Enhanced Index Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	Return Before Taxes	16.43%	2.85%	5.75%	Oct 1, 2004
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	15.94%	2.36%	5.14%	Oct 1, 2004
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.33%	2.30%	4.87%	Oct 1, 2004
Standard & Poor's 500 Index	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	5.02%	Oct 1, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD LARGE CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund's portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark.* The Fund's benchmark index is a widely recognized broad-based large cap index, as designated by the Fund's Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  The Fund's investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indexes that are subcomponents of the benchmark: a large cap growth index and a large cap value index.  Under normal circumstances, the Fund will invest at least 80% of its assets in securities of large cap companies.* Large cap companies are defined by the market capitalization range of the Fund's benchmark index from time to time. For the Fund's current benchmark index, this market capitalization range, as of July 26, 2013 is $2.728 billion to $424.702 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of it total assets in securities on non-U.S. issuers not included in the benchmark index and not more than 2% of its securities in companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager's evaluation of the relative performance of growth versus value securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in a effort to realign the portfolio with its benchmark plus the relevant weightings at the time of the subcomponent indexes.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

The Fund may invest up to 5% of its total assets in securities of non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's estimate of the intrinsic value of “value” stocks may not be realized.  Its “growth” stocks may not pay dividends that could cushion prices in a market decline.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Calendar Year Total Returns table shows performance year by year since the Fund's inception (Institutional Class is shown; returns for Individual Class will be different.)  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Large Cap Enhanced Index Fund Year-by-year total return as of 12/31 of each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter, 2009 20.86% Worst Quarter: 4th Quarter, 2008 -24.07% Year-To-Date Return:2nd Quarter, 2013 15.40%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; returns for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2005	rr_AnnualReturn2005	6.94%
Annual Return 2006	rr_AnnualReturn2006	13.50%
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	(39.27%)
Annual Return 2009	rr_AnnualReturn2009	37.06%
Annual Return 2010	rr_AnnualReturn2010	18.56%
Annual Return 2011	rr_AnnualReturn2011	0.17%
Annual Return 2012	rr_AnnualReturn2012	16.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Steward Large Cap Enhanced Index Fund (Prospectus Summary) | Steward Large Cap Enhanced Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004

Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund
STEWARD SMALL-MID CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class
Investment Objective:
To provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Small-Mid Cap Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

Annual Fund Operating Expenses Steward Small-Mid Cap Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.53%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total annual Fund operating expenses	0.95%	0.68%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Small-Mid Cap Enhanced Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	97	303	525	1,166
Institutional Class	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its benchmark index by 1) changing the relative weighting in the Fund's portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark.* The Fund's benchmark index is a widely recognized broad-based small- mid-cap index, as designated by the Fund's Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  The Fund's investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indexes that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index.  Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies.* Small- to mid-cap companies are defined by the market capitalization range of the Fund's benchmark index from time to time. For the Fund's current benchmark index, this market capitalization range, as of July 26, 2013, is $110.047 million to $17.610 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of its total assets in securities on non-U.S. issuers not included in the benchmark index and not more than 2% of its securities in companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager's evaluation of the relative performance of growth versus value securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in a effort to realign the portfolio with its benchmark plus the relevant weightings at the time of the subcomponent indexes.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

The Fund may invest up to 5% of its total assets in securities of non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's estimate of the intrinsic value of “value” stocks may not be realized.  Its “growth” stocks may not pay dividends that could cushion prices in a market decline.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.   If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Calendar Year Total Returns table shows performance for each of the last 10 calendar years (Individual Class is shown; returns for Institutional Class will be different.)  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INDIVIDUAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward Small-Mid Cap Enhanced Index Fund Year-by-year total return as of 12/31 of each year (%) Individual Class Returns

Best Quarter: 2nd Quarter, 2009 28.76% Worst Quarter: 4th Quarter, 2008 -27.24% Year-To-Date Return:2nd Quarter, 2013 14.53%

The following table illustrates the impact of taxes on the Fund's returns (Individual Class is shown; returns for Institutional Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Steward Small-Mid Cap Enhanced Index Fund	Label	1 Year	5 Years	10 Years
Individual Class	Return Before Taxes	16.49%	5.69%	7.13%
Individual Class After Taxes on Distributions	Return After Taxes on Distributions	15.23%	5.22%	6.37%
Individual Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.41%	4.85%	6.09%
Standard & Poor's 1000 Index	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes)	17.40%	5.12%	10.49%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD SMALL-MID CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its benchmark index by 1) changing the relative weighting in the Fund's portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's benchmark.* The Fund's benchmark index is a widely recognized broad-based small- mid-cap index, as designated by the Fund's Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  The Fund's investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indexes that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index.  Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies.* Small- to mid-cap companies are defined by the market capitalization range of the Fund's benchmark index from time to time. For the Fund's current benchmark index, this market capitalization range, as of July 26, 2013, is $110.047 million to $17.610 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of its total assets in securities on non-U.S. issuers not included in the benchmark index and not more than 2% of its securities in companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager's evaluation of the relative performance of growth versus value securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in a effort to realign the portfolio with its benchmark plus the relevant weightings at the time of the subcomponent indexes.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

The Fund may invest up to 5% of its total assets in securities of non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's estimate of the intrinsic value of “value” stocks may not be realized.  Its “growth” stocks may not pay dividends that could cushion prices in a market decline.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.   If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Calendar Year Total Returns table shows performance for each of the last 10 calendar years (Individual Class is shown; returns for Institutional Class will be different.)  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Small-Mid Cap Enhanced Index Fund Year-by-year total return as of 12/31 of each year (%) Individual Class Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INDIVIDUAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter, 2009 28.76% Worst Quarter: 4th Quarter, 2008 -27.24% Year-To-Date Return:2nd Quarter, 2013 14.53%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund's returns (Individual Class is shown; returns for Institutional Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Standard & Poor's 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2003	rr_AnnualReturn2003	22.36%
Annual Return 2004	rr_AnnualReturn2004	6.49%
Annual Return 2005	rr_AnnualReturn2005	3.19%
Annual Return 2006	rr_AnnualReturn2006	14.66%
Annual Return 2007	rr_AnnualReturn2007	(2.09%)
Annual Return 2008	rr_AnnualReturn2008	(36.22%)
Annual Return 2009	rr_AnnualReturn2009	42.02%
Annual Return 2010	rr_AnnualReturn2010	27.05%
Annual Return 2011	rr_AnnualReturn2011	(1.63%)
Annual Return 2012	rr_AnnualReturn2012	16.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.49%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Individual Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Individual Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847

Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund
STEWARD GLOBAL EQUITY INCOME FUND -- Individual Class and Institutional Class
Investment Objective:
To provide current income along with growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Global Equity Income Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

Annual Fund Operating Expenses Steward Global Equity Income Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.49%	0.39%
Total annual Fund operating expenses	1.04%	0.69%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Global Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	106	331	574	1,271
Institutional Class	70	221	384	859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend and earnings growth.  The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap.  The Fund may also invest in other investment companies.  The Fund will normally invest at least 80% of its assets in dividend-paying securities.  The Fund will generally seek to have 40% of its assets, and, under normal market conditions, no less than 30% of its assets, invested in securities of non-U.S. issuers.  Its investments will normally be in the form of  depositary receipts (“DRs”). The Fund's DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.  The Fund is a quantitatively managed portfolio.  When a security fails the quantitative screening process, the security will be sold.  Because the Fund uses its best efforts to avoid investing in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited companies.

The Fund will normally invest at least 80% of its assets in equity securities.  The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.  The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports.  The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance

The following tables provide some indication of the risks of investing in the Fund by illustrating how the Fund's average annual return for one year compares with those of two broad measures of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Calendar Year Total Returns table shows performance for the Fund's calendar years since inception (Institutional Class is shown; returns for Individual Class will be different.)  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward Global Equity Income Fund Year-by-Year total return as of 12/31 each year (%) Institutional Class Shares

Best Quarter: 3rd Quarter, 2009 17.75% Worst Quarter: 1st Quarter, 2009 -14.52% Year-To-Date Return:2nd Quarter, 2013 7.40%

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; returns for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.  Two broad measures of market performance are shown (Standard & Poor's 500 Index and Standard & Poor's Global 1200 Index), because both are relevant to the types of securities in which the Fund invests.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Steward Global Equity Income Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	9.54%	3.15%	Apr 1, 2008
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	9.06%	2.66%	Apr 1, 2008
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.80%	2.61%	Apr 1, 2008
Standard & Poor's 500 Index	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	3.13%	Apr 1, 2008
Standard & Poor's 1200 Index	Standard & Poor’s 1200 Index (reflects no deduction for fees, expenses or taxes	16.82%	1.02%	Apr 1, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD GLOBAL EQUITY INCOME FUND -- Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income along with growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend and earnings growth.  The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap.  The Fund may also invest in other investment companies.  The Fund will normally invest at least 80% of its assets in dividend-paying securities.  The Fund will generally seek to have 40% of its assets, and, under normal market conditions, no less than 30% of its assets, invested in securities of non-U.S. issuers.  Its investments will normally be in the form of  depositary receipts (“DRs”). The Fund's DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.  The Fund is a quantitatively managed portfolio.  When a security fails the quantitative screening process, the security will be sold.  Because the Fund uses its best efforts to avoid investing in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited companies.

The Fund will normally invest at least 80% of its assets in equity securities.  The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.  The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports.  The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide some indication of the risks of investing in the Fund by illustrating how the Fund's average annual return for one year compares with those of two broad measures of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Calendar Year Total Returns table shows performance for the Fund's calendar years since inception (Institutional Class is shown; returns for Individual Class will be different.)  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by illustrating how the Fund’s average annual return for one year compares with those of two broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Global Equity Income Fund Year-by-Year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter, 2009 17.75% Worst Quarter: 1st Quarter, 2009 -14.52% Year-To-Date Return:2nd Quarter, 2013 7.40%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; returns for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.  Two broad measures of market performance are shown (Standard & Poor's 500 Index and Standard & Poor's Global 1200 Index), because both are relevant to the types of securities in which the Fund invests.

Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Standard & Poor's 1200 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 1200 Index (reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	16.82%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2009	rr_AnnualReturn2009	26.06%
Annual Return 2010	rr_AnnualReturn2010	11.92%
Annual Return 2011	rr_AnnualReturn2011	5.31%
Annual Return 2012	rr_AnnualReturn2012	9.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.52%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008

Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund
STEWARD INTERNATIONAL ENHANCED INDEX FUND -- Individual Class and Institutional Class
Investment Objective:
To provide long term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward International Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Annual Fund Operating Expenses Steward International Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.52%	0.42%
Total annual Fund operating expenses	1.07%	0.72%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward International Enhanced Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	109	340	590	1,306
Institutional Class	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund's portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's primary benchmark.* The Fund's primary benchmark index is a blend of widely-recognized broad-based indexes representing both developed and emerging non-U.S. markets, as designated by the Fund's Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.*  The Fund's investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries.  An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

Generally, at least 80% of the Fund's total assets will be in investments in the form of depositary receipts (“DRs”) representing securities of companies located or domiciled outside of the United States.  These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.  The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers.  The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries.  If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its benchmark and the relevant weighting at the time of the secondary emerging market index.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the values based screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes.  For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.  The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.  The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports.  The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility.  . If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return for 1 year and life of the Fund compares with that of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Each table shows performance of Institutional Class; returns for Individual Class will be different.  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward International Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares

Best Quarter: 2nd Quarter, 2009 26.12% Worst Quarter: 4th Quarter, 2008 -24.18% Year-To-Date Return:2nd Quarter, 2013 -4.81%

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; returns for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Steward International Enhanced Index Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	Return Before Taxes	12.34%	(4.03%)	1.03%	Feb 28, 2006
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	11.89%	(4.42%)	0.46%	Feb 28, 2006
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.55%	(3.41%)	0.79%	Feb 28, 2006
S&P ADR Index	S&P ADR Index (reflects no deduction for fees, expenses or taxes)	16.11%	2.65%	3.05%	Feb 28, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD INTERNATIONAL ENHANCED INDEX FUND -- Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund's portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's primary benchmark.* The Fund's primary benchmark index is a blend of widely-recognized broad-based indexes representing both developed and emerging non-U.S. markets, as designated by the Fund's Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.*  The Fund's investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries.  An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

Generally, at least 80% of the Fund's total assets will be in investments in the form of depositary receipts (“DRs”) representing securities of companies located or domiciled outside of the United States.  These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.  The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers.  The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries.  If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its benchmark and the relevant weighting at the time of the secondary emerging market index.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the values based screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes.  For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.  The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk and your investment may lose money.  The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information.  These risks are greater in emerging market countries.  The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports.  The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility.  . If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return for 1 year and life of the Fund compares with that of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Each table shows performance of Institutional Class; returns for Individual Class will be different.  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual return for 1 year and life of the Fund compares with that of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward International Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter, 2009 26.12% Worst Quarter: 4th Quarter, 2008 -24.18% Year-To-Date Return:2nd Quarter, 2013 -4.81%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; returns for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | S&P ADR Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P ADR Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2007	rr_AnnualReturn2007	15.23%
Annual Return 2008	rr_AnnualReturn2008	(44.18%)
Annual Return 2009	rr_AnnualReturn2009	39.71%
Annual Return 2010	rr_AnnualReturn2010	7.06%
Annual Return 2011	rr_AnnualReturn2011	(13.20%)
Annual Return 2012	rr_AnnualReturn2012	12.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.18%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	(4.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.89%
5 Years	rr_AverageAnnualReturnYear05	(4.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	(3.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006

Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund
STEWARD SELECT BOND FUND -- Individual Class and Institutional Class
Investment Objective:
To provide high current income with capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Select Bond Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12	12

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Annual Fund Operating Expenses Steward Select Bond Fund	Individual Class	Institutional Class
Management fees	0.25%	0.25%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.52%	0.42%
Total annual Fund operating expenses	1.02%	0.67%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Select Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	104	325	563	563	1,248
Institutional Class	68	214	373	373	835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was  29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in fixed income securities such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.  These obligations may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations.  Normally, the Fund will invest at least 80% of its assets in these types of instruments.  The Fund may also invest in other investment companies.  The Fund may invest up to 15% of its assets in illiquid securities, which are likely to consist primarily of debt securities and mortgages of churches, colleges, schools and other non-profit organizations.  The Fund may invest up to 5% of its total assets in U.S. dollar-denominated debt securities of non-U.S. issuers and no more than 2% of its total assets in U.S. dollar-denominated debt securities of companies in emerging market countries.  The Fund's investments may have fixed variable or floating interest rates.  The Fund may have small portions of its portfolio in cash or short-term money market instruments.  The Fund may purchase instruments on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities at a fixed price at a future date beyond customary settlement time.  The Fund will invest only in securities rated investment grade (Baa/BBB or better) by Moody's Investor Service or Standard & Poors or comparably rated by another nationally recognized statistical rating organization or deemed to be of comparable quality by the Fund's investment adviser at the time of purchase.   In order to construct the most appropriate portfolio to realize the Fund's objective, the Fund's managers will seek to balance three primary portfolio characteristics of duration, yield curve structure and sector allocations. When the mangers believe that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations less than those stated for index benchmarks. When they believe that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations greater than those stated for index benchmarks. Except during extraordinary periods of volatility, duration levels will be targeted within eighty percent of benchmarks. Contributing to duration target decisions is a view of future inflationary price pressures which also determine Fed policymaking expectations. Other factors such as liquidity, credit concerns and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

Yield curve decisions as to where along option-adjusted term structures investments should be concentrated begin with a bias toward intermediate maturities. The core of portfolio holdings will therefore be dominated, in most instances, at the heart of the yield curve. Allocations to very short maturities or very long maturities go hand-in-hand with targeted duration decisions. When the managers believe the trend for nominal interests will be higher, shorter-term securities will be favored over long-dated securities to complete our portfolio's profile. When they believe the trend for nominal interest rates will be lower, longer-term issues will be favored over shorter.

U.S. Treasury investments are generally determined in favor of agency and corporate issues by changing degrees of desire for the safety and liquidity. Corporate sectors are under-weighted when the managers believe that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, widening credit yield spreads. Subject to limits of the Fund's concentration policy, which prevents the Fund from investing 25% or more in any one industry or group of industries, corporate sectors are over-weighted when the managers believe that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events, tightening credit yield spreads. Individual debt securities of any maturity may be purchased. Portfolio sales are determined in a variety of ways, including but not limited to strategic adjustments, yield enhancement replacements, current news shocks and credit deteriorations.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk and your investment may lose money.  The prices of fixed income securities in which the Fund will invest will rise and fall in response to interest rate changes and changes in the credit rating, or default, of the issuer.  Lower rated bonds and bonds with longer final maturities generally have higher credit risks.  Variable and floating rate securities, although less sensitive to interest rate changes, may decline in value if their interest rates do not rise as quickly, or as much, as general interest rates.  Also, if general market interest rates decline, the yield on these instruments will decline. Because the Fund prices its assets and determines its share value on each business day based on current market prices (see "Share Price"), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares.  Securities rated Baa/BBB (or comparably) are considered to have speculative characteristics.  Ratings also may be unreliable, due to conflicts of interest between the rating agencies and the issuers and the lag between an event requiring a rating downgrade and the actual rating downgrade.  Investments in securities of U.S. government agencies and instrumentalities have varying degrees of U.S. government backing and thus have risk of loss of principal, interest or default.  Actions and statements of national and international government and economic policy institutions can, among other things, affect interest rates and trading volume of debt obligations, in addition to broader economic effects.  Instruments of foreign banks and branches and foreign corporations are subject to different types of regulation, accounting and recordkeeping requirements, and information about them may be harder to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The illiquid securities in which the Fund may invest may not be able to be sold at an advantageous time or price.  To the extent securities of any one industry or group of industries comprises close to 25% of the Fund's benchmark, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to its fundamental policy on concentration.  The Fund's investments in church mortgage bonds and loans will generally be illiquid and unrated and involve limited availability of information.  Thus, they can be difficult to value properly, particularly in distressed situations, such as the weak real estate and employment conditions prevailing in recent years.  These securities are negatively affected by declines in real estate values.  To the extent churches rely on their congregations for funds to make interest and principal payments on their obligations, unemployment and reduction in congregation size negatively affect the ability of churches to honor their obligations and may negatively affect property maintenance and, thus, the value of the property backing the security.  The securities may also be invalidated or subordinated by a court to interests of other creditors. The Fund's mortgage-related investments, including its church mortgage bonds and loans, also involve the risk of default, delay or reduction of interest payments, and collateral that can be illiquid.  Mortgage-related securities also tend to be more sensitive to interest rate changes, since rising interest rates tend to extend these securities' duration.  If interest rates decline, mortgage-related securities may be subject to prepayment, which could reduce the Fund's returns as it reinvests prepayment proceeds at lower rates.  Mortgage-related securities are also negatively affected by declines in property values.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Each table shows performance of Institutional Class; returns for Individual Class will be different.  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward Select Bond Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares

Best Quarter: 3rd Quarter, 2006 3.21% Worst Quarter: 2nd Quarter, 2008 -1.57% Year-To-Date Return:2nd Quarter, 2013 -2.56%

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is used for the illustration; numbers for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Steward Select Bond Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class		Return Before Taxes	4.08%	4.34%	3.90%	Oct 1, 2004
Institutional Class After Taxes on Distributions		Return After Taxes on Distributions	3.06%	3.08%	2.57%	Oct 1, 2004
Institutional Class After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.64%	2.97%	2.54%	Oct 1, 2004
Barclays Capital Intermediate US Aggregate Index		Barclays Capital Intermediate US Aggregate Index (reflects no deduction for fees, expenses or taxes)	3.56%	5.39%	5.03%	Oct 1, 2004
Barclays Capital US Government/Credit Index	[1]	Barclays Capital US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.42%	Oct 1, 2004
[1]	The Steward Funds' Board of Directors approved a change in the benchmark index to which the performance of Steward Select Bond Fund ('Fund') will be compared in the Average Annual Total Returns table in the prospectus. The benchmark which has been used previously is Barclays Capital US Aggregate Intermediate Index. The new benchmark is Barclays Capital US Government/Credit Index. The Fund's investment adviser recommended the change because the Barclays Capital US Government/Credit Index is a broader index than the Barclays Capital US Aggregate Intermediate Index with a wider range of maturities. It was felt that the broader index more appropriately reflected the range and type of Fund investments, thereby providing shareholders with a better benchmark against which to evaluate the Fund's relative performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD SELECT BOND FUND -- Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide high current income with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was  29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

· You invest $10,000 for the periods shown;

· Your investment has a 5% return each year; and

· The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in fixed income securities such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.  These obligations may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations.  Normally, the Fund will invest at least 80% of its assets in these types of instruments.  The Fund may also invest in other investment companies.  The Fund may invest up to 15% of its assets in illiquid securities, which are likely to consist primarily of debt securities and mortgages of churches, colleges, schools and other non-profit organizations.  The Fund may invest up to 5% of its total assets in U.S. dollar-denominated debt securities of non-U.S. issuers and no more than 2% of its total assets in U.S. dollar-denominated debt securities of companies in emerging market countries.  The Fund's investments may have fixed variable or floating interest rates.  The Fund may have small portions of its portfolio in cash or short-term money market instruments.  The Fund may purchase instruments on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities at a fixed price at a future date beyond customary settlement time.  The Fund will invest only in securities rated investment grade (Baa/BBB or better) by Moody's Investor Service or Standard & Poors or comparably rated by another nationally recognized statistical rating organization or deemed to be of comparable quality by the Fund's investment adviser at the time of purchase.   In order to construct the most appropriate portfolio to realize the Fund's objective, the Fund's managers will seek to balance three primary portfolio characteristics of duration, yield curve structure and sector allocations. When the mangers believe that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations less than those stated for index benchmarks. When they believe that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations greater than those stated for index benchmarks. Except during extraordinary periods of volatility, duration levels will be targeted within eighty percent of benchmarks. Contributing to duration target decisions is a view of future inflationary price pressures which also determine Fed policymaking expectations. Other factors such as liquidity, credit concerns and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

Yield curve decisions as to where along option-adjusted term structures investments should be concentrated begin with a bias toward intermediate maturities. The core of portfolio holdings will therefore be dominated, in most instances, at the heart of the yield curve. Allocations to very short maturities or very long maturities go hand-in-hand with targeted duration decisions. When the managers believe the trend for nominal interests will be higher, shorter-term securities will be favored over long-dated securities to complete our portfolio's profile. When they believe the trend for nominal interest rates will be lower, longer-term issues will be favored over shorter.

U.S. Treasury investments are generally determined in favor of agency and corporate issues by changing degrees of desire for the safety and liquidity. Corporate sectors are under-weighted when the managers believe that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, widening credit yield spreads. Subject to limits of the Fund's concentration policy, which prevents the Fund from investing 25% or more in any one industry or group of industries, corporate sectors are over-weighted when the managers believe that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events, tightening credit yield spreads. Individual debt securities of any maturity may be purchased. Portfolio sales are determined in a variety of ways, including but not limited to strategic adjustments, yield enhancement replacements, current news shocks and credit deteriorations.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk and your investment may lose money.  The prices of fixed income securities in which the Fund will invest will rise and fall in response to interest rate changes and changes in the credit rating, or default, of the issuer.  Lower rated bonds and bonds with longer final maturities generally have higher credit risks.  Variable and floating rate securities, although less sensitive to interest rate changes, may decline in value if their interest rates do not rise as quickly, or as much, as general interest rates.  Also, if general market interest rates decline, the yield on these instruments will decline. Because the Fund prices its assets and determines its share value on each business day based on current market prices (see "Share Price"), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares.  Securities rated Baa/BBB (or comparably) are considered to have speculative characteristics.  Ratings also may be unreliable, due to conflicts of interest between the rating agencies and the issuers and the lag between an event requiring a rating downgrade and the actual rating downgrade.  Investments in securities of U.S. government agencies and instrumentalities have varying degrees of U.S. government backing and thus have risk of loss of principal, interest or default.  Actions and statements of national and international government and economic policy institutions can, among other things, affect interest rates and trading volume of debt obligations, in addition to broader economic effects.  Instruments of foreign banks and branches and foreign corporations are subject to different types of regulation, accounting and recordkeeping requirements, and information about them may be harder to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The illiquid securities in which the Fund may invest may not be able to be sold at an advantageous time or price.  To the extent securities of any one industry or group of industries comprises close to 25% of the Fund's benchmark, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to its fundamental policy on concentration.  The Fund's investments in church mortgage bonds and loans will generally be illiquid and unrated and involve limited availability of information.  Thus, they can be difficult to value properly, particularly in distressed situations, such as the weak real estate and employment conditions prevailing in recent years.  These securities are negatively affected by declines in real estate values.  To the extent churches rely on their congregations for funds to make interest and principal payments on their obligations, unemployment and reduction in congregation size negatively affect the ability of churches to honor their obligations and may negatively affect property maintenance and, thus, the value of the property backing the security.  The securities may also be invalidated or subordinated by a court to interests of other creditors. The Fund's mortgage-related investments, including its church mortgage bonds and loans, also involve the risk of default, delay or reduction of interest payments, and collateral that can be illiquid.  Mortgage-related securities also tend to be more sensitive to interest rate changes, since rising interest rates tend to extend these securities' duration.  If interest rates decline, mortgage-related securities may be subject to prepayment, which could reduce the Fund's returns as it reinvests prepayment proceeds at lower rates.  Mortgage-related securities are also negatively affected by declines in property values.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Each table shows performance of Institutional Class; returns for Individual Class will be different.  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Select Bond Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter, 2006 3.21% Worst Quarter: 2nd Quarter, 2008 -1.57% Year-To-Date Return:2nd Quarter, 2013 -2.56%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is used for the illustration; numbers for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Barclays Capital Intermediate US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate US Aggregate Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Barclays Capital US Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	4.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.06%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004	[1]
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2005	rr_AnnualReturn2005	1.25%
Annual Return 2006	rr_AnnualReturn2006	3.48%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	3.53%
Annual Return 2009	rr_AnnualReturn2009	5.72%
Annual Return 2010	rr_AnnualReturn2010	5.16%
Annual Return 2011	rr_AnnualReturn2011	3.25%
Annual Return 2012	rr_AnnualReturn2012	4.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.57%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004

[1]	The Steward Funds' Board of Directors approved a change in the benchmark index to which the performance of Steward Select Bond Fund ('Fund') will be compared in the Average Annual Total Returns table in the prospectus. The benchmark which has been used previously is Barclays Capital US Aggregate Intermediate Index. The new benchmark is Barclays Capital US Government/Credit Index. The Fund's investment adviser recommended the change because the Barclays Capital US Government/Credit Index is a broader index than the Barclays Capital US Aggregate Intermediate Index with a wider range of maturities. It was felt that the broader index more appropriately reflected the range and type of Fund investments, thereby providing shareholders with a better benchmark against which to evaluate the Fund's relative performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	CAPSTONE SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 3, 2013
Prospectus Date	rr_ProspectusDate	Aug 27, 2013